TAXATION - Unrecognized Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TAXATION
Balance at beginning of year	¥ 64,854	$ 9,403	¥ 62,584
Reversal based on tax positions related to prior years	(418)	(61)	(170)
Additions based on tax positions related to the current year	92	12	2,440
Balance at end of year	¥ 64,528	$ 9,354	¥ 64,854